LOAN FROM THIRD PARTIES (Details) - USD ($)	3 Months Ended			12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2019
B [Member] | 7/1/2016 [Member]
8% Interest	$ 140	$ 140	$ 140	$ 560	$ 560
8% Interest amount	8,680	8,540	8,820	8,400	7,840
Loan				7,000		$ 7,000
Loan amount				7,280		7,840
Total[Member]
8% Interest	640	640	640	2,560	16,880
8% Interest amount	39,680	39,040	40,320	3,840	245,374
Loan
Loan amount				228,494		35,840
A [Member] | 7/1/2016 [Member]
8% Interest	500	500	500	2,000	2,000
8% Interest amount	$ 31,000	$ 30,500	$ 31,500	3,000	28,000
Loan				25,000		25,000
Loan amount				26,000		$ 28,000
A [Member] | 9/11/2012 [Member]
8% Interest				8,000	8,000
8% Interest amount					120,000
Loan				100,000
Loan amount				112,000
D [Member] | 4/28/2016 [Member]
8% Interest					3,360
8% Interest amount					47,600
Loan				42,000
Loan amount				44,240
E [Member] | 5/4/2016 [Member]
8% Interest					2,960
8% Interest amount					$ 41,934
Loan				37,000
Loan amount				$ 38,974